Inventory Purchase Commitments (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Reserve Against Inventory Purchase Prepayment [Line Items]
Beginning balance	¥ 609,184
Ending balance	619,856	$ 89,278	¥ 609,184
Supplier C [Member]
Reserve Against Inventory Purchase Prepayment [Line Items]
Beginning balance	(609,184)	(87,741)	(87,134)	¥ (87,134)
Additions	(10,672)	(1,537)	(522,050)	0
Ending balance	¥ (619,856)	$ (89,278)	¥ (609,184)	¥ (87,134)